Valuation And Qualifying Accounts (Detail) - Allowance For Doubtful Accounts [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Jan. 01, 2015	Dec. 26, 2013
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	$ 4.3	$ 5.7	$ 4.5
Provision for bad debt	1.9	(0.1)	2.1
Write-offs, net	(0.6)	(1.3)	(0.9)
Balance at end of period	$ 5.6	$ 4.3	$ 5.7